SCOTT BENSON REAL ESTATE INC. (Tables)	12 Months Ended
Dec. 31, 2021
Scott Benson Real Estate Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of fair values of the acquired assets and assumed liabilities [Table Text Block]
Balance at December 31, 2021
Recognized amounts of assets acquired and liabilities assumed
Cash	1
Receivable Accounts	1,479
In Trust Cash	1,383
Accounts Payables and Accrued Liabilities	(1,462)
Held in Trust Funds	(1,383)
Other Payables	(18)
Net Assets Acquired	-
Consideration Paid	-
Gain from Bargain Purchase	-

Cash Flow
Consideration Paid	-
Cash Acquired	1
Cash From Investing Activities	1